UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08025

                            Global Income Fund, Inc.

               (Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
New York, NY                                                           10005
(Address of principal executive offices)                            (Zip code)

                          Thomas B. Winmill, President
                            Global Income Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1. Schedule of Investments

September 30, 2006 (Unaudited)

                            GLOBAL INCOME FUND, INC.
                    FORM N-Q - SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL AMOUNT (a)   DEBT SECURITIES (96.03%)                                                                MARKET VALUE
                       AUSTRALIA (10.40%)
      1,500,000  AUD   Commonwealth Bank of Australia, 6.75% Senior Government Guaranteed Notes, due 12/01/07  $ 1,126,978
      1,000,000        National Australia Bank, 8.60% Subordinated Notes, due 05/19/10                           1,111,548
        300,000        Principal Financial Group, 144A, 8.20% Senior Notes, due 08/15/09                           322,891
        500,000  AUD   Telstra Corp. Ltd., 6.25% Senior Notes due 4/15/15                                          363,792
        500,000  AUD   Telstra Corp. Ltd., 7.25% Senior Notes due 11/15/12                                         385,022
                                                                                                               -----------
                                                                                                                 3,310,231
                                                                                                               -----------
                       AUSTRIA (4.23%)
      1,000,000  EUR   Republic of Austria, 5.25% Euro Medium Term Notes, due 01/04/11                           1,347,127
                                                                                                               -----------
                       CANADA (13.12%)
      1,000,000  CAD   Canada Housing Trust 144A, 4.75% Guaranteed Notes, due 03/15/07 (b)                         898,700
      1,300,000  AUD   Government of Quebec, 6.00% Senior Unsubordinated Notes, due 02/18/09                       964,198
      1,000,000  CAD   HSBC Financial Corp. Ltd., 4.00% Medium Term Notes, due 5/03/10                             888,375
        500,000  CAD   Molson Coors Cap, 5.00% Guaranteed Notes, due 9/22/15                                       446,800
      1,350,000  AUD   Province of Ontario, 5.50% Euro Medium Term Notes, due 07/13/12                             979,598
                                                                                                               -----------
                                                                                                                 4,177,671
                                                                                                               -----------
                       CYPRUS (2.06%)
        500,000  EUR   Republic of Cyprus, 4.375% Euro Medium Term Notes,  due 07/15/14                            654,116
                                                                                                               -----------
                       FRANCE (8.12%)
      1,000,000  EUR   Elf Aquitaine, 4.50% Senior Unsubordinated Notes, due  03/23/09                           1,287,943
      1,000,000  EUR   Societe Nationale des Chemins de Fer Francais, 4.625% Euro Medium Term Notes,             1,297,592
                       due 10/25/09
                                                                                                               -----------
                                                                                                                 2,585,535
                                                                                                               -----------
                       GERMANY (5.88%)
        500,000  GBP   Dresdner Bank Aktiengesellschaft, 7.75% Subordinated Bonds, due 12/07/07                    957,136
        500,000  GBP   RWE Finance B.V., 4.625% Notes, due 08/17/10                                                914,301
                                                                                                               -----------
                                                                                                                 1,871,437

                       HUNGARY (1.99%)
        500,000  EUR   Republic of Hungary, 4.00% Bonds, due 09/27/10                                              634,560
                                                                                                               -----------
                       JAPAN (4.00%)
      1,000,000  EUR   Toyota Motor Credit Corp., 4.125% Euro Medium Term Notes, due 01/15/08                    1,272,895
                                                                                                               -----------
                       KOREA (1.60%)
        500,000        Korea Development Bank, 5.75% Notes, due 09/10/13                                           510,306
                                                                                                               -----------
                       MEXICO (3.11%)
      1,000,000        United Mexican States, 5.625% Notes, due 01/15/17                                           990,500
                                                                                                               -----------
                       NETHERLANDS (16.35%)
      1,000,000  EUR   Aegon N.V., 4.625% Euro Medium Term Notes, due 04/16/08                                   1,282,107
        500,000  EUR   Essent N.V., 4.50% Euro Medium Term Notes, due 06/25/13                                     651,482
        500,000  EUR   Heineken N.V., 4.375% Bonds, due 02/04/10                                                   638,823
      1,000,000  EUR   ING Bank N.V., 5.50% Euro Medim Term Notes, due 01/04/12                                  1,356,410
      1,000,000  EUR   Nederlandse Waterschapsbank, 4.00% Notes, due 02/11/09                                    1,274,754
                                                                                                               -----------
                                                                                                                 5,203,576
                                                                                                               -----------

                            GLOBAL INCOME FUND, INC.
              FORM N-Q - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

   PRINCIPAL AMOUNT    DEBT SECURITIES (96.03%)                                                                MARKET VALUE
                       SWEDEN (4.10%)
      1,000,000  EUR   Kingdom of Sweden, 5.00% Eurobonds, due 01/28/09                                        $ 1,304,966
                                                                                                               -----------
                       UNITIED KINGDOM (11.45%)
      1,000,000  EUR   National Westminster Bank, 7.375% Subordinated Notes, due 10/01/09                        1,065,500
      1,000,000  EUR   Tesco PLC, 4.75% Euro Medium Term Notes, due 04/13/10                                     1,299,985
      1,000,000  EUR   Vodafone Group Plc, 4.625% Euro Medium Term Notes, due 01/31/08                           1,278,842
                                                                                                               -----------
                                                                                                                 3,644,327
                                                                                                               -----------
                       UNITED STATES (1.41%)
        500,000        CIT RV Trust 1998-A B , 6.29% Subordinated Bonds, due 01/15/17                              448,938
                                                                                                               -----------
                       SUPRANATIONAL/OTHER (8.21%)
        738,000  GBP   European Investment Bank, 5.50% Supra-National Bonds, due 12/07/11                        1,410,774
      1,200,000        The International Bank for Reconstruction & Development, 5.05% Notes, due 05/29/08        1,201,560
                                                                                                               -----------
                                                                                                                 2,612,334
                                                                                                               -----------
                          Total Debt Securities (cost: $30,780,847)                                             30,568,519
                                                                                                               -----------

          SHARES       PREFERRED STOCKS (3.48%)                                                                MARKET VALUE

                       UNITED STATES (3.48%)
          4,000        BAC Capital Trust II, 7.00%                                                                 101,520
         25,000        Corporate-Backed Trust Certificates, 8.20% (Motorola)                                       637,000
         10,000        The Walt Disney Company, 7.00%                                                              253,800
          5,000        SATURNS-Bellsouth SM, 5.875%                                                                116,500
                                                                                                               -----------
                                                                                                                 1,108,820
                                                                                                               -----------
                          Total Preferred Stocks (cost:  $1,100,000)                                             1,108,820
                                                                                                               -----------
                       Total Investments (cost: $31,880,847) (99.51%)                                         $ 31,677,339
                                                                                                               -----------
                       Other Assets Less Liabilities (0.49%)                                                       157,022
                                                                                                               -----------
                        TOTAL NET ASSETS (100.00%)                                                            $ 31,834,361
                                                                                                               ===========
                       (a) The principal amount is stated in U.S. dollars unless
                           otherwise indicated.
                       (b) 144A securities may be sold to institutional
                           investors only. The total market value of this
                           security represents approximately 2.82% of total
                           net assets.

                    Income Taxes.

                    At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                       Unrealized appreciation                                                                   $ 364,472
                       Unrealized depreciation                                                                    (567,980)
                                                                                                                ----------
                       Net unrealized depeciation                                                               $ (203,508)
                                                                                                                ==========
                       Aggregate cost of securities for income tax purposes                                   $ 31,880,847
                                                                                                                ==========

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL INCOME FUND, INC.

By:/s/ Thomas B. Winmill
   -----------------------
   Thomas B. Winmill, President

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
   -----------------------
   Thomas B. Winmill, President

Date: May 26, 2006

By:/s/ Thomas O'Malley
   -----------------------
   Thomas O'Malley, Chief Financial Officer

Date: November 17, 2006

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)